INCOME TAXES (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Tax Credit Carryforward [Line Items]
Unrecognized tax benefits related to tax return which its statute of limitation may expire in March 2015				$ (10,758)
Net operating loss carryforwards		$ 26,000
Effective Statutory tax rate		24.00%	25.00%		26.50%
Effect of tax rate reduction benefit due to net deferred tax liabilities		$ 12,970
Preferred income subject tax rate		7.50%
Minimum [Member]
Tax Credit Carryforward [Line Items]
Effective Statutory tax rate		21.00%
Maximum [Member]
Tax Credit Carryforward [Line Items]
Effective Statutory tax rate		35.00%
Subsequent Event [Member]
Tax Credit Carryforward [Line Items]
Effective Statutory tax rate	23.00%
Tower [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards		$ 1,200
Effective Statutory tax rate		20.00%
Jazz [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards, annual utilization amount		$ 2,100
Tower US Holdings [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards		107
Tower US Holdings [Member] | State and Local Jurisdiction [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards		$ 27